Fair Value Measurement (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset (liabilities)	$ (568)	$ (1,251)
Foreign Exchange Future [Member] | Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	263	37
Derivative liabilities		(61)
Foreign Exchange Future [Member] | Not Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	90	1,440
Derivative liabilities	(921)	(48)
Obligations in connection with acquisitions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities		(2,619)
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset (liabilities)	(568)	1,368
Level 2 [Member] | Foreign Exchange Future [Member] | Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	263	37
Derivative liabilities		(61)
Level 2 [Member] | Foreign Exchange Future [Member] | Not Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	90	1,440
Derivative liabilities	(921)	(48)
Level 2 [Member] | Obligations in connection with acquisitions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset (liabilities)		(2,619)
Level 3 [Member] | Foreign Exchange Future [Member] | Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets
Derivative liabilities
Level 3 [Member] | Foreign Exchange Future [Member] | Not Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets
Derivative liabilities
Level 3 [Member] | Obligations in connection with acquisitions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities		$ (2,619)